PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

5. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Electronic equipment	99,345	102,559
Building	491,082	489,929
Leasehold improvement	76,522	96,376
Furniture and office equipment	2,659	4,553
Software	17,002	17,767
Construction in progress	870	786
Total	687,480	711,970
Less: Accumulated depreciation	(135,448)	(178,439)
	552,032	533,531

Depreciation expenses were RMB108,446, RMB68,807 and RMB50,732 for the years ended December 31, 2021, 2022 and 2023, respectively.

As a result of the New Regulations and the Business Restructuring, the Group performed an impairment assessment on property, equipment and software in 2021 and reduces the carrying value of the property and equipment related to compulsory education academic subject tutoring services to its estimated fair value based on market approach.

The Group recorded impairment losses on property, equipment and software amounted to RMB28,918 during the year ended December 31, 2021. No impairment loss on property, equipment and software was recorded during the years ended December 31, 2022 and 2023.